Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Components of the Provision for Income Taxes	Components of the provision for income taxes for the years ended December 31, 2023 and 2022 were as follows:
	2023	2022
Current	$—	$—
Deferred	—	—
Total	$—	$—

Schedule of Reconcilation of Tax Expense	The following table represents a reconciliation of the tax expense computed at the statutory federal rate and the Company’s tax expense for the years ending December 31, 2023 and 2022:
	2023		2022
Tax expense (benefit) at statutory rate	$(2,229,000)	21.0%	$(3,193,000)	21.0%
State income tax expense (benefit), net of federal tax effect	(377,000)	3.6%	(162,000)	1.1%
Change in valuation allowance on deferred tax assets	2,360,000	-22.2%	3,355,000	-22.1%
Stock award forfeiture	440,000	-4.3%	—	-0.0%
Change in deferred tax rate	(102,000)	1.0%	—	0.0%
Return to provision adjustments	(92,000)	0.9%	—	0.0%
Income tax expense (benefit)	$—	0.0%	$—	0.0%

Schedule of Deferred Tax Assets	The tax effects of temporary differences and carry forwards that give rise to significant portions of the deferred tax assets are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets:
Deferred revenue	$1,000	$3,000
Amortization	1,000	1,000
Stock based compensation	120,000	868,000
Net operating losses	5,686,000	3,002,000
Inventory reserve	27,000	—
Accrued expenses	407,000	—
Prepaid expenses	(8,000)	—
Valuation allowance	(6,234,000)	(3,874,000)
Net deferred tax assets:	$—	$—